Document and Entity Information	12 Months Ended
Mar. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Mar. 31, 2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	000-29304
Entity Registrant Name	Ryanair Holdings plc
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	c/o Ryanair DAC
Entity Address, Address Line Two	Dublin Office
Entity Address, Address Line Three	Airside Business Park
Entity Address, City or Town	Swords County Dublin
Entity Address, Postal Zip Code	K67 NY94
Entity Address, Country	IE
Entity Common Stock, Shares Outstanding	1,140,045,528
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001038683
Current Fiscal Year End Date	--03-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Amendment Flag	false
Auditor Name	PricewaterhouseCoopers
Auditor Firm ID	1366
Auditor Location	Dublin, Ireland
Business contact
Document Information [Line Items]
Contact Personnel Name	Neil Sorahan
City Area Code	+353
Local Phone Number	1-945-1213
Entity Address, Address Line One	Ryanair Holdings
Entity Address, Address Line Two	Dublin Office
Entity Address, Address Line Three	Airside Business Park
Entity Address, City or Town	Swords, County Dublin
Entity Address, Postal Zip Code	K67 NY94
Entity Address, Country	IE
American Depository Securities
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing five Ordinary Shares
Trading Symbol	RYAAY
Security Exchange Name	NASDAQ
Ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, par value 0.6 euro cent per share
Trading Symbol	RYAAY
Security Exchange Name	NASDAQ